ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCRUED WARRANTY COST
Beginning balance	$ 58,334,424	$ 47,021,352	$ 31,224,906
Warranty provision	(16,464,540)	12,516,349	18,347,272
Warranty costs incurred	(1,265,232)	(1,203,277)	(2,550,826)
Ending balance	$ 40,604,652	$ 58,334,424	$ 47,021,352